PROPERTY, PLANT AND EQUIPMENT - Impairment tests for property, plant and equipment (Details) - CGU - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period of financial budgets approved by management	5 years
Pre-tax and non-inflation rate that reflects specific risks related to CGUs as discount rates (as a percent)	10.16%	10.16%
Recoverable amounts for property, plant and equipment about to be disposed or abandoned, and impairment losses	¥ 7	¥ 16	¥ 57